Business Organization, Reverse Recapitalization and Liquidity (Details Narrative) - USD ($)	1 Months Ended		2 Months Ended		3 Months Ended	12 Months Ended
	Jun. 21, 2020	Jun. 17, 2019	Feb. 28, 2021	Feb. 24, 2021	Mar. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 21, 2019
Cash						$ 272,705	$ 697,141
Working capital						63,000
Accumulated deficit						(3,516,400)	(1,473,292)
Net income loss						(2,043,108)	(1,458,169)
Proceeds from options exercise						405,000
Proceeds from sale of stock							$ 2,445,603
Warrant term							5 years
Subsequent Event [Member]
Proceeds from options exercise			$ 68,000
Stock options issued			45,625
Proceeds from loan				$ 193,625
Interest rate				1.00%
Periodic payment				$ 3,300
Frequency of payment				Monthly
Sale of stock					1,251,625
Sale of stock, price per share					$ 4.00
Proceeds from sale of stock					$ 4,600,000
Exercise price					$ 4.00
Warrant term					5 years
Additional sale of stock					2,498,375
Subsequent Event [Member] | PPP2 [Member]
Proceeds from loan				$ 193,625
Interest rate				1.00%
Periodic payment				$ 3,300
Frequency of payment				Monthly
Contribution Agreement
Membership interests		100.00%
Common stock		5,316,667
Share Exchange Agreement
Membership interests								100.00%
Common stock	5,666,667